Unaudited Condensed Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents		$ 3,105,823	$ 2,805,408
Accounts receivable, net		1,061,948	805,966
Deposits, prepayments and other receivables, net		993,680	2,150,932
Total current assets		5,161,451	5,762,306
Non-current assets:
Property and equipment, net		10,069	30,151
Intangible assets, net		6,940,545	7,422,105
Right-of-use assets, net		77,749	106,978
Investment, net		5,464	5,596
Rental deposit, net		9,894	9,972
Deposit for intangible assets		278,460	280,644
Total non-current assets		7,322,181	7,855,446
TOTAL ASSETS		12,483,632	13,617,752
Current liabilities:
Accruals and other payables		144,528	265,481
Contract liabilities		230,436	106,042
Deferred government subsidy		38,355	38,656
Bank borrowings		395,270	415,947
Lease liabilities		58,032	57,653
Tax payables		51,893	52,300
Total current liabilities		1,613,327	1,255,767
Non-current liabilities:
Lease liabilities		19,717	49,325
Deferred tax liabilities		1,065,682	1,161,490
Total non-current liabilities		1,085,399	1,210,815
TOTAL LIABILITIES		2,698,726	2,466,582
Commitments and contingencies (Note 18)
Shareholders’ equity
Additional paid-in capital		17,153,512	17,153,512
Accumulated losses		(7,540,617)	(6,134,018)
Accumulated other comprehensive income		164,348	124,013
Total shareholders’ equity		9,784,906	11,151,170
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		12,483,632	13,617,752
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	7,263	7,263
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares	[1]	400	400
Director
Current liabilities:
Amount due to a director		$ 694,813	$ 319,688

[1]	Giving retroactive effect to (i) a share re-designation of 900,000,000 Class A ordinary shares and 100,000,000 Class B ordinary shares on August 7, 2025 and reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares on 1-for-50 basis, which became effective on March 6, 2026 and (ii) further share consolidation of every 5 issued and unissued Class A ordinary, which became effective on September 8, 2026 and (iii) The Company will effect a reverse stock split of its Class A ordinary shares on a 1-for-10 basis, which became effective on November 9, 2026, The Company’s Class B ordinary shares will not be subject to the Reverse Stock Split and will remain unchanged.